Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ (3,919,453)	$ 236,506	$ (251,993)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Impairment of goodwill and other intangibles	4,165,400
Depreciation and amortization	687,729	679,351	736,567
Provision for doubtful accounts	7,432	2,306	29,599
Foreign currency transaction loss	11,374	6,560	6,003
Loss on disposal of assets	16	927	338
Gain on satellite insurance recoveries			(9,618)
Share-based compensation	25,768	22,494	25,289
Deferred income taxes	(9,348)	(12,646)	(65,347)
Amortization of discount, premium, issuance costs and related costs	20,119	22,256	46,026
(Gain) loss on early extinguishment of debt	(7,061)	40,423	368,089
Unrealized gains on derivative financial instruments	(24,024)	(22,790)	(19,740)
Amortization of actuarial loss and prior service credits for retirement benefits	7,899	10,147	19,613
Other non-cash items	75	166	234
Changes in operating assets and liabilities:
Receivables	(34,642)	1,382	16,269
Prepaid expenses and other assets	(25,780)	(22,331)	(6,117)
Accounts payable and accrued liabilities	1,542	7,598	(23,730)
Accrued interest payable	(2)	(24,997)	(178,796)
Deferred revenue	51,805	108,545	49,924
Accrued retirement benefits	(20,707)	(26,019)	(29,732)
Other long-term liabilities	(28,111)	16,292	4,014
Net cash provided by operating activities	910,031	1,046,170	716,892
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(724,362)	(645,424)	(600,792)
Proceeds from insurance settlements			487,930
Payment on satellite performance incentives from insurance proceeds			(19,199)
Purchase of cost method investment	(25,000)
Other investing activities	8	174	(2,000)
Net cash provided by (used in) investing activities	(749,354)	(645,250)	(134,061)
Cash flows from financing activities:
Repayments of long-term debt	(496,829)	(610,418)	(6,904,162)
Repayment of notes payable to former shareholders			(868)
Payment of premium on early extinguishment of debt		(21,250)	(311,224)
Proceeds from issuance of long-term debt	430,000	135,000	6,254,688
Debt issuance costs			(84,845)
Proceeds from initial public offering			572,500
Stock issuance costs			(26,683)
Dividends paid to preferred shareholders	(9,919)	(9,919)	(5,235)
Principal payments on deferred satellite performance incentives	(19,568)	(19,774)	(17,503)
Capital contribution from noncontrolling interest		12,209	12,209
Dividends paid to noncontrolling interest	(8,423)	(8,744)	(8,671)
Other financing activities	1,753	3,893	3,271
Net cash provided by (used in) financing activities	(102,986)	(519,003)	(516,523)
Effect of exchange rate changes on cash and cash equivalents	(9,297)	(6,560)	(6,003)
Net change in cash and cash equivalents	48,394	(124,643)	60,305
Cash and cash equivalents, beginning of period	123,147	247,790	187,485
Cash and cash equivalents, end of period	171,541	123,147	247,790
Supplemental cash flow information:
Interest paid, net of amounts capitalized	894,465	970,345	1,283,439
Income taxes paid, net of refunds	26,324	37,805	38,784
Supplemental disclosure of non-cash investing activities:
Capitalization of deferred satellite performance incentives	16,800	27,681
Accrued capital expenditures	$ 82,208	$ 80,621	$ 66,578